UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File number 811-22263

Exchange Traded Concepts Trust

(Exact name of registrant as specified in charter)

10900 Hefner Pointe Drive

Suite 401

Oklahoma City, OK 73120

(Address of principal executive offices) (Zip code)

J. Garrett Stevens

Exchange Traded Concepts Trust

10900 Hefner Pointe Drive

Suite 401

Oklahoma City, OK 73120

(Name and address of agent for service)

Copy to:

Christopher Menconi

 Morgan Lewis & Bockius LLP

 1111 Pennsylvania Avenue NW

 Washington, DC 20004

Registrant’s telephone number, including area code: 1-405-778-8377

Date of fiscal year end: April 30, 2020

Date of reporting period: April 30, 2020

Item 1. Reports to Stockholders.

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

EXCHANGE TRADED CONCEPTS TRUST

ROBO Global® Healthcare Technology and Innovation ETF

ROBO Global® Robotics and Automation Index ETF

Annual Report

April 30, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission (the “Commission”), paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically.

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of your shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

ROBO Global®

Healthcare Technology and Innovation ETF

Robotics and Automation Index ETF

Table of Contents

The Funds file their complete schedule of investments with the Commission for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to their reports on Form N-PORT within sixty days after period end. Each Fund’s Form N-Q and Form N-PORT reports are available on the Commission’s website at http://www.sec.gov.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to each Fund’s securities, as well as information relating to how a Fund voted proxies relating to its securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-855-456-ROBO; and (ii) on the Commission’s website at http://www.sec.gov.

ROBO Global®

Healthcare Technology and Innovation ETF

Management Discussion of Fund Performance (Unaudited)

Dear Shareholders,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the ROBO Global® Healthcare Technology and Innovation ETF (“HTEC” or the “Fund”). The following information pertains to the fiscal period of June 25, 2019 through April 30, 2020. The Fund seeks to track the total return performance, before fees and expenses, of the ROBO Global® Healthcare Technology and Innovation Index (the “Index”). The Index provides investors with unique, global exposure to companies leading the healthcare technology revolution across diagnostics, robotics, genomics, precision and regenerative medicine, lab automation, instruments, data analytics and telehealth.

The Fund had positive performance during the fiscal period ending on April 30, 2020. The market price for HTEC increased 13.38% and the NAV increased 13.17%, while the MSCI ACWI NTR USD Index, a broad market index, declined 5.10% over the same period. The Fund’s Index returned 13.91%.

For the period, the largest positive contributor to return was Teladoc Health, Inc. (TDOC US), adding 2.34% to the return of the Fund, gaining 171.02% with an average weighting of 1.78%. The second largest contributor to return was Ping An Healthcare and Technology Company Limited (1833 HK), adding 1.76% to the return of the Fund, gaining 231.41% with an average weighting of 1.45%. The third largest contributor to return was Arrowhead Pharmaceuticals, Inc. (ARWR US), adding 1.64% to the return of the Fund, gaining 131.69% with an average weighting of 0.98%.

For the period, the largest negative contributor to return was Fluidigm Corporation (FLDM US), detracting 1.54% from the return of the Fund, declining 86.09% with an average weighting of 0.66%. The security contributing second-most negatively was Axogen, Inc. (AXGN US), detracting 0.83% from the return of the Fund, and declining 49.79% with an average weighting of 1.19%. The third largest negative contributor to return was Glaukos Corporation (GKOS US), detracting 0.82% from the return of the Fund, and declining 50.75% with an average weight of 1.15%.

The fund began trading on June 25, 2019, with outstanding shares ended the period at 500,000 as of April 30, 2020.

Thank you for your investment in HTEC.

Sincerely,

J. Garrett Stevens
Chief Executive Officer
Exchange Traded Concepts, LLC

ROBO Global®

Healthcare Technology and Innovation ETF

Management Discussion of Fund Performance (Unaudited) (Continued)

About the Index: The Fund tracks the Index, which is designed to measure the performance of companies that have a portion of their business associated with medical technology and health care innovation. The Index consists of securities of both U.S. and foreign issuers, including securities of issuers located in emerging market countries.

The Fund is designed to track, before fees and expenses, the price and yield performance of the Index. This is a rule-based index which employs specific investment criteria focused on companies that derive a portion of revenues and profits from robotics-related and/or automation-related products and/or services.

The S&P 500 Index is a market-value weighted index consisting of 500 stocks chosen for market size, liquidity, and industry group representation, with each stock’s weight in the S&P 500 Index proportionate to its market value. The MSCI ACWI Index (All Country World Index) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI ACWI Index consists of 49 country indices comprising 23 developed markets and 26 emerging markets country indices.

This material represents an assessment of the market environment at a specific point in time and is not intended to be a forecast of future events, or a guarantee of future results. This information should not be relied upon by the reader as research or investment advice.

Growth of a $10,000 Investment‡

(at Net Asset Value)‡

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED APRIL 30, 2020
	Cumulative Inception to Date*
	Net Asset Value	Market Price
ROBO Global® Healthcare and Innovation ETF	13.17%	13.38%
ROBO Global® Healthcare and Innovation TR Index	13.91%	13.91%
S&P 500 Index	0.51%	0.51%
MSCI ACWI Index	-5.10%	-5.10%

*Fund commenced operations on June 24, 2019.

‡Unaudited

ROBO Global®

Healthcare Technology and Innovation ETF

Management Discussion of Fund Performance (Unaudited) (Concluded)

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. A prospectus, containing this and other information, is available at www.roboglobaletfs.com. Investors should read the prospectus carefully before investing. There are risks associated with investing, including possible loss of principal.

Current performance may be lower or higher than the performance data shown above.

Performance data current to the most recent month-end is available at www.roboglobaletfs.com.

There are no assurances that the Fund will meet its stated objective.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

ROBO Global®

Robotics and Automation Index ETF

Management Discussion of Fund Performance (Unaudited)

Dear Shareholders,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the ROBO Global® Robotics and Automation Index ETF (“ROBO” or the “Fund”). The following information pertains to the fiscal period of May 1, 2019 through April 30, 2020. The Fund seeks to track the total return performance, before fees and expenses, of the ROBO Global® Robotics and Automation Index (the “Index”). The Index provides investors with a comprehensive, transparent, and diversified benchmark that represents the global value chain of robotics, automation, and enabling technologies.

The Fund had positive performance during the fiscal period ending on April 30, 2020. The market price for ROBO decreased -6.48% and the NAV decreased 5.91%, while the MSCI ACWI NTR USD Index, a broad market index, declined 4.96% over the same period. The Fund’s Index declined 5.32%.

For the period, the largest positive contributor to return was NVIDIA Corporation (NVDA US), adding 0.69% to the return of the Fund, gaining 62.05% with an average weighting of 1.80%. The second largest contributor to return was Airtac International Group (1590 TT), adding 0.39% to the return of the Fund, gaining 48.48% with an average weighting of 1.08%. The third largest contributor to return was Harmonic Drive Systems Inc. (6324 JP), adding 0.35% to the return of the Fund, gaining 20.06% with an average weighting of 1.72%.

For the period, the largest negative contributor to return was Blue Prism Group (PRSM LN), detracting 0.63% from the return of the Fund, declining 32.16% with an average weighting of 1.47%. The security contributing second-most negatively was Hollysys Automation Technologies Ltd. (HOLI US), detracting 0.61% from the return of the Fund, and declining 30.48% with an average weighting of 1.52%. The third largest negative contributor to return was Nachi-Fujikoshi (6474 JP), detracting 0.58% from the return of the Fund, and declining 45.66% with an average weight of 0.87%.

The fund began trading on October 22, 2013, with outstanding shares ended the period at 27,000,000 as of April 30, 2020.

Thank you for your investment in ROBO.

Sincerely,

J. Garrett Stevens
Chief Executive Officer
Exchange Traded Concepts, LLC

ROBO Global®

Robotics and Automation Index ETF

Management Discussion of Fund Performance (Unaudited) (Continued)

About the Index: The Fund tracks the Index, which is designed to measure the performance of robotics-related and/or automation-related companies. The Index consists of securities of both U.S. and foreign issuers, including securities of issuers located in emerging market countries.

The Fund is designed to track, before fees and expenses, the price and yield performance of the Index. This is a rule-based index which employs specific investment criteria focused on companies that derive a portion of revenues and profits from robotics-related and/or automation-related products and/or services.

The S&P 500 Index is a market-value weighted index consisting of 500 stocks chosen for market size, liquidity, and industry group representation, with each stock’s weight in the S&P 500 Index proportionate to its market value. The MSCI ACWI Index (All Country World Index) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI ACWI Index consists of 49 country indices comprising 23 developed markets and 26 emerging markets country indices.

This material represents an assessment of the market environment at a specific point in time and is not intended to be a forecast of future events, or a guarantee of future results. This information should not be relied upon by the reader as research or investment advice.

Growth of a $10,000 Investment‡

(at Net Asset Value)‡

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED APRIL 30, 2020
	1 Year		3 Year		5 Year		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
ROBO Global® Robotics & Automation Index ETF	-5.91%	-6.48%	5.92%	5.72%	8.14%	8.15%	7.28%	7.23%
ROBO Global® Robotics & Automation Index	-5.32%	-5.32%	6.54%	6.54%	8.91%	8.91%	8.41%	8.41%
S&P 500 Index	0.86%	0.86%	9.04%	9.04%	9.12%	9.12%	10.40%	10.40%
MSCI ACWI Index	-4.96%	-4.96%	4.46%	4.46%	4.37%	4.37%	5.32%	5.32%

*Fund commenced operations on October 21, 2013.

‡Unaudited

ROBO Global®

Robotics and Automation Index ETF

Management Discussion of Fund Performance (Unaudited) (Concluded)

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. A prospectus, containing this and other information, is available at www.roboglobaletfs.com. Investors should read the prospectus carefully before investing. There are risks associated with investing, including possible loss of principal.

Current performance may be lower or higher than the performance data shown above.

Performance data current to the most recent month-end is available at www.roboglobaletfs.com.

There are no assurances that the Fund will meet its stated objective.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

ROBO Global®

Healthcare Technology and Innovation ETF

Schedule of Investments

April 30, 2020

Description	Shares	Fair Value
COMMON STOCK — 99.4%
Australia — 1.0%
Health Care — 1.0%
CSL	680	$137,761
Total Australia		137,761
Belgium — 1.3%
Information Technology — 1.3%
Materialise ADR*	8,661	177,204
Total Belgium		177,204
Denmark — 0.6%
Health Care — 0.6%
GN Store Nord	1,954	89,313
Total Denmark		89,313
France — 1.2%
Health Care — 1.2%
Eurofins Scientific	289	159,854
Total France		159,854
Germany — 1.4%
Health Care — 1.4%
Siemens Healthineers(A)	4,304	189,510
Total Germany		189,510
Hong Kong — 1.9%
Health Care — 1.9%
Ping An Healthcare and Technology*	19,300	267,379
Total Hong Kong		267,379
Italy — 1.9%
Health Care — 1.9%
DiaSorin	1,534	260,934
Total Italy		260,934
Japan — 1.3%
Health Care — 1.3%
PeptiDream*	2,200	83,322
Terumo	2,700	90,189
Total Japan		173,511
Netherlands — 1.2%
Health Care — 1.2%
Koninklijke Philips	3,841	167,083
Total Netherlands		167,083
Description	Shares	Fair Value
Spain — 1.0%
Health Care — 1.0%
Grifols	4,047	$137,679
Total Spain		137,679
Switzerland — 3.6%
Health Care — 3.6%
Lonza Group	400	174,646
Roche Holding	446	155,013
Tecan Group	524	169,066
Total Switzerland		498,725
United Kingdom — 1.5%
Health Care — 1.5%
EMIS Group	6,660	88,038
Smith & Nephew	6,007	118,049
Total United Kingdom		206,087
United States — 81.5%
Health Care — 76.4%
Abbott Laboratories	1,503	138,411
ABIOMED*	1,203	230,074
Agilent Technologies	1,924	147,494
Align Technology*	680	146,098
Alnylam Pharmaceuticals*	830	109,311
Axogen*	15,823	154,274
Baxter International	1,405	124,736
Becton Dickinson	431	108,840
BioMarin Pharmaceutical*	1,363	125,423
Bio-Rad Laboratories, Cl A*	431	189,683
BioTelemetry*	3,786	176,844
Boston Scientific*	5,027	188,412
Bristol-Myers Squibb	1,926	117,120
Cardiovascular Systems*	4,706	197,652
Catalent*	3,363	232,551
Cerus*	20,147	123,904
Charles River Laboratories International*	1,214	175,629
Codexis*	11,905	138,217
CONMED	1,246	92,092
CRISPR Therapeutics*	2,526	124,279
CryoLife*	6,323	141,193
Danaher	1,242	203,017
DexCom*	630	211,176
Editas Medicine*	3,943	91,162
Edwards Lifesciences*	765	166,388
Exact Sciences*	2,650	209,297
Glaukos*	4,785	175,562
Globus Medical, Cl A*	2,321	110,155
HMS Holdings*	4,253	121,955
Hologic*	3,071	153,857

The accompanying notes are an integral part of the financial statements.

ROBO Global®

Healthcare Technology and Innovation ETF

Schedule of Investments

April 30, 2020 (Concluded)

Description	Shares	Fair Value
ICON*	685	$109,922
Illumina*	687	219,175
Incyte*	2,286	223,252
Insulet*	968	193,329
Integra LifeSciences Holdings*	3,787	193,326
Intellia Therapeutics*	8,852	119,236
Intuitive Surgical*	340	173,699
Invitae*	7,711	127,617
IQVIA Holdings*	1,264	180,234
iRhythm Technologies*	1,813	191,525
Livongo Health*	6,181	247,302
Masimo*	769	164,497
Medpace Holdings*	1,534	122,505
Moderna*	3,190	146,708
NanoString Technologies*	3,986	126,595
Natera*	4,934	182,755
NeoGenomics*	5,980	163,493
Nevro*	1,233	145,050
Novocure*	1,352	88,962
Omnicell*	2,049	149,372
Penumbra*	1,003	177,852
PerkinElmer	1,866	168,929
Quidel*	1,892	262,989
Regeneron Pharmaceuticals*	349	183,532
STAAR Surgical*	5,713	218,922
Stryker	766	142,805
Tabula Rasa HealthCare*	3,489	220,993
Tactile Systems Technology*	3,146	162,397
Teladoc Health*	1,389	228,616
Thermo Fisher Scientific	606	202,816
Varian Medical Systems*	1,521	173,972
Veeva Systems, Cl A*	645	123,066
Veracyte*	7,113	191,838
Vertex Pharmaceuticals*	606	152,227
		10,504,314
Description	Shares	Fair Value
Information Technology — 5.1%
3D Systems*	13,903	$118,036
Brooks Automation	4,005	154,152
Novanta*	1,188	103,225
Nuance Communications*	8,983	181,458
Vocera Communications*	7,401	140,323
		697,194
Total United States		11,201,508
Total Common Stock (Cost $12,561,221)		13,666,548
SHORT-TERM INVESTMENT — 0.6%
Invesco Government & Agency, Cl Institutional, 0.20%(B)	80,600	80,600
Total Short-Term Investment (Cost $80,600)		80,600
Total Investments – 100.0% (Cost $12,641,821)		$13,747,148

Percentages are based on Net Assets of $13,747,048

*          Non-income producing security.

(A)      Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees. As of April 30, 2020, the value of these securities amounted to $189,510, representing 1.4% of the Net Assets of the Fund.

(B)       Rate shown is the 7-day effective yield as of April 30, 2020.

ADR — American Depositary Receipt

Cl — Class

As of April 30, 2020, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the year ended April 30, 2020, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.

ROBO Global®

Robotics and Automation Index ETF

Schedule of Investments

April 30, 2020

Description	Shares	Fair Value
COMMON STOCK — 99.7%
Belgium — 1.4%
Information Technology — 1.4%
Materialise ADR*(A)	731,925	$14,975,185
Total Belgium		14,975,185
Canada — 1.1%
Industrials — 1.1%
ATS Automation Tooling Systems*	760,349	11,304,372
Total Canada		11,304,372
China — 2.5%
Industrials — 0.6%
Han’s Laser Technology Industry Group, Cl A	452,073	1,942,373
Shenzhen Inovance Technology, Cl A	575,773	2,672,261
Siasun Robot & Automation, Cl A	1,044,322	1,951,782
		6,566,416
Information Technology — 1.9%
Hollysys Automation Technologies	1,158,715	16,615,973
Iflytek	672,495	3,173,613
		19,789,586
Total China		26,356,002
Finland — 0.8%
Industrials — 0.8%
Cargotec, Cl B(A)	373,875	8,161,457
Total Finland		8,161,457
France — 1.8%
Industrials — 0.9%
Schneider Electric(A)	102,288	9,350,548
Information Technology — 0.9%
Dassault Systemes	66,225	9,687,235
Total France		19,037,783
Description	Shares	Fair Value
Germany — 6.0%
Industrials — 5.1%
Duerr(A)	398,055	$9,295,318
GEA Group	401,688	9,230,566
KION Group	195,132	9,684,039
Krones	277,391	16,725,676
Siemens	106,281	9,857,584
		54,793,183
Information Technology — 0.9%
Jenoptik	465,244	9,600,540
Total Germany		64,393,723
Japan — 21.7%
Industrials — 14.6%
Daifuku(A)	297,817	20,971,263
Daihen	420,109	12,139,494
FANUC	105,428	17,578,728
Fuji Machine Manufacturing(A)	661,300	11,199,460
Harmonic Drive Systems(A)	433,539	20,392,773
Mitsubishi Electric	838,544	10,511,696
Nabtesco	414,110	12,043,598
Shibaura Machine(A)	396,233	7,907,245
SMC	26,076	11,948,604
THK	480,657	11,718,079
Yaskawa Electric	552,049	18,404,215
		154,815,155
Information Technology — 7.1%
Amano	439,800	9,105,692
Keyence	53,748	19,486,697
Omron	319,058	18,976,097
Optex Group	766,200	8,848,899
Topcon	1,137,753	9,501,224
Yokogawa Electric	691,878	9,575,718
		75,494,327
Total Japan		230,309,482
South Korea — 1.3%
Information Technology — 1.3%
Koh Young Technology	208,833	13,899,919
Total South Korea		13,899,919
Sweden — 1.8%
Health Care — 0.9%
Elekta, Cl B(A)	1,011,967	9,364,155
Information Technology — 0.9%
Hexagon, Cl B(A)	202,770	10,112,342
Total Sweden		19,476,497

The accompanying notes are an integral part of the financial statements.

ROBO Global®

Robotics and Automation Index ETF

Schedule of Investments

April 30, 2020 (Continued)

Description	Shares	Fair Value
Switzerland — 3.4%
Health Care — 1.0%
Tecan Group	33,760	$10,892,466
Industrials — 2.4%
ABB	512,580	9,732,195
Kardex	110,782	15,954,720
		25,686,915
Total Switzerland		36,579,381

Taiwan — 6.3%
Industrials — 2.7%
Airtac International Group	649,932	12,654,839
Hiwin Technologies	1,677,890	16,250,477
		28,905,316
Information Technology — 3.6%
Adlink Technology*	3,004,000	6,687,566
Advantech	1,074,769	10,264,638
Delta Electronics	2,262,187	10,650,419
Global Unichip	1,335,000	10,886,873
		38,489,496
Total Taiwan		67,394,812
United Kingdom — 3.9%
Consumer Discretionary — 1.4%
Ocado Group*	716,511	14,501,033
Information Technology — 2.5%
Blue Prism Group*(A)	948,223	15,524,640
Renishaw	251,066	11,159,896
		26,684,536
Total United Kingdom		41,185,569
United States — 47.7%
Consumer Discretionary — 0.9%
Aptiv	137,512	9,563,960
Health Care — 7.3%
BioTelemetry*	248,664	11,615,096
Globus Medical, Cl A*	245,350	11,644,311
Illumina*	62,089	19,808,254
Intuitive Surgical*	30,692	15,679,929
Omnicell*	126,456	9,218,642
Varian Medical Systems*	84,395	9,653,100
		77,619,332
Industrials — 8.9%
AeroVironment*	278,390	16,775,781
Cognex	382,301	21,118,307
Description	Shares	Fair Value
Deere	63,956	$9,277,457
John Bean Technologies	118,989	9,131,216
Nordson	73,287	11,792,611
Raven Industries	367,778	8,190,416
Rockwell Automation	95,270	18,051,760
		94,337,548
Information Technology — 30.6%
3D Systems*	1,234,244	10,478,731
Ambarella*	207,169	10,892,946
Autodesk*	60,888	11,393,971
Brooks Automation	504,724	19,426,827
Cadence Design Systems*	162,552	13,187,844
FARO Technologies*	184,702	10,138,293
FLIR Systems	431,052	18,707,657
IPG Photonics*	140,271	18,141,248
iRobot*(A)	364,322	22,209,069
Manhattan Associates*	154,303	10,946,255
Microchip Technology	120,642	10,583,923
National Instruments	261,000	10,027,620
Novanta*	120,146	10,439,486
Nuance Communications*	498,385	10,067,377
NVIDIA	64,062	18,724,041
PTC*	157,715	10,921,764
QUALCOMM	135,419	10,653,413
ServiceNow*	33,071	11,625,779
Stratasys*(A)	697,031	12,337,449
Teledyne Technologies*	31,417	10,231,574
Teradyne	178,057	11,135,685
Trimble Navigation*	262,277	9,082,653
Vocera Communications*(A)	681,107	12,913,789
Xilinx	131,353	11,480,252
Zebra Technologies, Cl A*	84,040	19,300,626
		325,048,272
Total United States		506,569,112
Total Common Stock (Cost $1,095,718,206)		1,059,643,294
SHORT-TERM INVESTMENT — 0.0%
Invesco Government & Agency, Cl Institutional, 0.20%(B)	331,601	331,601
Total Short-Term Investment (Cost $331,601)		331,601

The accompanying notes are an integral part of the financial statements.

ROBO Global®

Robotics and Automation Index ETF

Schedule of Investments

April 30, 2020 (Concluded)

Description	Par Value	Fair Value
REPURCHASE AGREEMENTS — 6.3%
Citigroup Global Markets 0.040%, dated 04/30/20, to be repurchased on 05/01/20, repurchase price $15,537,352 (collateralized by various U.S. Government Agency and U.S. Treasury obligations, par value $41,438 – $3,808,455, 0.500% – 6.500%, 05/31/2020 – 02/01/2057, with a total market value of $15,848,082)(C)(D)	$15,537,335	$15,537,335
Daiwa Capital Markets 0.050%, dated 04/30/20, to be repurchased on 05/01/20, repurchase price $15,537,367 (collateralized by various U.S. Treasury obligations, par value $1 – $4,370,808, 0.000% – 6.500%, 05/07/2020 – 03/01/2052, with a total market value of $15,848,082)(C)(D)	15,537,335	15,537,335
Deutsche Bank 0.030%, dated 04/30/20, to be repurchased on 05/01/20, repurchase price $4,604,318 (collateralized by various U.S. Government Agency and U.S. Treasury obligations, par value $5 – $272,200, 0.425% – 8.750%, 08/15/2020 – 04/01/2050, with a total market value of $4,698,123)(C)(D)	4,604,312	4,604,312
HSBC Securities 0.030%, dated 04/30/20, to be repurchased on 05/01/20, repurchase price $15,537,348 (collateralized by various U.S. Government Agency, par value $35,899 – $14,787,322, 2.450% – 5.000%, 02/20/2049 – 04/15/2055, with a total market value of $15,848,082)(C)(D)	15,537,335	15,537,335
Description	Par Value	Fair Value
RBC Dominion Securities 0.040%, dated 04/30/20, to be repurchased on 05/01/20, repurchase price $15,537,352 (collateralized by various U.S. Government Agency and U.S. Treasury obligations, par value $1 – $4,109,132, 0.000% – 6.000%, 07/15/2024 – 05/01/2050, with a total market value of $15,848,082)(C)(D)	$15,537,335	$15,537,335
Total Repurchase Agreements (Cost $66,753,652)		66,753,652
Total Investments – 106.0% (Cost $1,162,803,459)		$1,126,728,547

Percentages are based on Net Assets of $1,063,450,965

*          Non-income producing security.

(A)      This security or a partial position of this security is on loan at April 30, 2020.  The total value of securities on loan at April 30, 2020 was $132,576,375.

(B)       Rate shown is the 7-day effective yield as of April 30, 2020.

(C)      Tri-Party Repurchase Agreement.

(D)      This security was purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2020 was $66,753,652.

ADR — American Depositary Receipt

Cl — Class

As of April 30, 2020, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended April 30, 2020, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.

ROBO Global®

Statement of Assets and Liabilities

April 30, 2020

	ROBO Global® Healthcare Technology and Innovation ETF	ROBO Global® Robotics and Automation Index ETF
Assets:
Cost of Investments and Repurchase Agreements	$12,641,821	$1,162,803,459
Cost of Foreign Currency	—	214,110
Investments at Fair Value	$13,747,148	$1,059,974,895	*
Repurchase Agreements	—	66,753,652
Foreign Currency at Value	—	214,011
Dividends Receivable	4,644	2,043,943
Reclaims Receivable	1,378	1,933,115
Receivable for Capital Shares Sold	—	11,686,284
Segregated Cash Balance with Authorized Participants for Deposit Securities	—	4,155,770
Total Assets	13,753,170	1,146,761,670
Liabilities:
Payable Upon Return on Securities Loaned	—	66,753,652
Payable for Investment Securities Purchased	—	11,658,325
Advisory Fees Payable	6,070	742,958
Payable to Custodian	51	—
Payable for Foreign Currency Due to Custodian (Proceeds $1)	1	—
Collateral Payable Upon Return of Deposit Securities	—	4,155,770
Total Liabilities	6,122	83,310,705
Net Assets	$13,747,048	$1,063,450,965
Net Assets Consist of:
Paid-in Capital	$12,985,063	$1,284,887,461
Total Distributable Earnings/(Loss)	761,985	(221,436,496)
Net Assets	$13,747,048	$1,063,450,965
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	500,001	27,300,000
Net Asset Value, Offering and Redemption Price Per Share	$27.49	$38.95

* Includes Market Value of Securities on Loan of $132,576,375.

The accompanying notes are an integral part of the financial statements.

ROBO Global®

Statement of Operations

	ROBO Global® Healthcare Technology and Innovation ETF	ROBO Global® Robotics and Automation Index ETF
	For the period ended April 30, 2020*	For the year ended April 30, 2020
Investment Income:
Dividends	$18,202	$13,974,604
Less: Foreign Taxes Withheld	(1,176)	(1,315,942)
Interest Income	197	24,209
Income from Securities Lending, Net	—	1,662,428
Total Investment Income	17,223	14,345,299
Expenses:
Advisory Fees	37,745	11,644,656
Total Expenses	37,745	11,644,656
Less:
Waiver of Advisory Fees	(5,662)	—
Net Expenses	32,083	11,644,656
Net Investment Income (Loss)	(14,860)	2,700,643
Net Realized Gain (Loss) on:
Investments(1)	(63,853)	(18,019,148)
Foreign Currency Transactions	57	(177,804)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	1,105,327	(84,941,455)
Foreign Currency Translations	53	75,953
Net Realized and Unrealized Gain(Loss) on Investments	1,041,584	(103,062,454)
Net Increase(Decrease) in Net Assets Resulting from Operations	$1,026,724	$(100,361,811)

(1) Includes realized gain as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements.)

*   The Fund commenced operations on June 24, 2019.

The accompanying notes are an integral part of the financial statements.

ROBO Global®

Statements of Changes in Net Assets

	ROBO Global® Healthcare Technology and Innovation ETF*	ROBO Global® Robotics and Automation Index ETF
	Period Ended April 30, 2020	Year Ended April 30, 2020	Year Ended April 30, 2019
Operations:
Net Investment Income (Loss)	$(14,860)	$2,700,643	$7,127,527
Net Realized Gain (Loss) on Investments(1)	(63,853)	(18,019,148)	33,490,952
Net Realized Gain (Loss) on Foreign Currency Transactions	57	(177,804)	(658,587)
Net Change in Unrealized Appreciation (Depreciation) on Investments	1,105,327	(84,941,455)	(65,935,240)
Net Change in Unrealized Appreciation on Foreign Currency Translations	53	75,953	47,267
Net Increase (Decrease) in Net Assets Resulting from Operations	1,026,724	(100,361,811)	(25,928,081)
Distributions	—	(4,728,257)	(4,596,124)
Capital Share Transactions:
Issued	14,510,967	41,167,786	286,785,839
Redeemed	(1,790,643)	(376,800,938)	(984,514,832)
Increase (Decrease) in Net Assets from Capital Share Transactions	12,720,324	(335,633,152)	(697,728,993)
Total Increase (Decrease) in Net Assets	13,747,048	(440,723,220)	(728,253,198)
Net Assets:
Beginning of Year	—	1,504,174,185	2,232,427,383
End of Year	$13,747,048	$1,063,450,965	$1,504,174,185
Share Transactions:
Issued	575,001	1,000,000	6,800,000
Redeemed	(75,000)	(9,900,000)	(25,850,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	500,001	(8,900,000)	(19,050,000)

(1) Includes net realized gains as a result of in-kind transactions (See Note 4 in Notes to Financial Statements).

*  The Fund commenced operations June 24, 2019.

The accompanying notes are an integral part of the financial statements.

ROBO Global®

Financial Highlights

Selected Per Share Data & Ratios
For the Year or Period Ended April 30,
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Year	Net Investment Income (Loss)*	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value, End of Year	Market Price, End of Year	Total Return(1)	Net Assets End of Year (000)	Ratio of Expenses to Average Net Assets (Including Waivers)	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover(2)
ROBO Global® Healthcare Technology and Innovation ETF
2020@	$24.29	$(0.07)	$3.27	$3.20	$—	$—	$—	$27.49	$27.54	13.17%	$13,747	0.68%(3)	0.80%(3)	(0.32)%(3)	20%
ROBO Global® Robotics and Automation Index ETF
2020	41.55	0.09	(2.53)	(2.44)	(0.16)	—	(0.16)	38.95	38.77	(5.91)	1,063,451	0.95%	0.95	0.22	25
2019	40.41	0.16	1.10^	1.26	(0.12)	—	(0.12)	41.55	41.61	3.22	1,504,174	0.95%	0.95	0.41	29
2018	33.03	0.03	7.36	7.39	(0.01)	—	(0.01)	40.41	40.26	22.37	2,232,427	0.95%	0.95	0.07	30
2017	25.18	0.13	7.77	7.90	(0.05)	—	(0.05)	33.03	33.11	31.43	485,554	0.95%	0.95	0.45	31
2016	26.67	0.06	(1.48)	(1.42)	(0.07)	—	(0.07)	25.18	24.76	(5.32)	91,898	0.95%	0.95	0.25	25

*    Per share data calculated using average shares method.

^   The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating fair value of the investments of the Fund.

@    Commenced operations on June 24, 2019.

(1)   Total return is for the period indicated and has not been annualized for periods less than one year. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of Fund shares.

(2)   Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of securities received or delivered from processing in-kind creations or redemptions.

(3)   Annualized.

The accompanying notes are an integral part of the financial statements.

ROBO Global®

Notes to the Financial Statements
April 30, 2020

1. ORGANIZATION

Exchange Traded Concepts Trust (the “Trust”) is a Delaware statutory trust formed on July 17, 2009. The Trust is registered with the Securities and Exchange Commission (the “Commission”) under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company with multiple investment portfolios. The financial statements herein are those of the ROBO Global® Robotics and Automation Index ETF and the ROBO Global® Healthcare Technology and Innovation ETF (each a “Fund”, and together the “Funds”). Until September 17, 2015, the ROBO Global® Robotics and Automation Index ETF was named ROBO-STOX™ Global Robotics and Automation Index ETF. The ROBO Global® Robotics and Automation Index ETF seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the ROBO Global® Robotics and Automation Index. The ROBO Global® Healthcare Technology and Innovation ETF seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the ROBO Global® Healthcare Technology and Innovation Index. Each Fund is classified as “non-diversified” under the 1940 Act (see “Non-Diversification Risk” under Note 7). The ROBO Global® Healthcare Technology and Innovation Index ETF commenced operations on June 24, 2019.

Shares of the Funds are listed and traded on the NYSE Arca, Inc. (the “Exchange”). Market prices for the shares may be different from their net asset value (“NAV”). The Funds issue and redeem shares on a continuous basis to certain institutional investors (typically market makers or broker-dealers) at NAV only in large blocks of shares, typically 50,000 shares for the ROBO Global® Robotics and Automation Index ETF, and 25,000 shares for the ROBO Global® Healthcare Technology and Innovation Index ETF, called “Creation Units”. Creation Units of a Fund are issued and redeemed principally in-kind for securities included in the Fund’s Index. Once created, shares trade in a secondary market at market prices that change throughout the day in share amounts less than a Creation Unit.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The accompanying financial statements have been prepared in accordance with U.S. GAAP on the accrual basis of accounting. Management has reviewed Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies (“ASC 946”), and concluded that the Funds meet the criteria of an “investment company,” and therefore, the Funds prepare their financial statements in accordance with investment company accounting as outlined in ASC 946.

Use of Estimates and Indemnifications — Each Fund is an investment company in conformity with U.S. GAAP. Therefore, the Funds follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

In the normal course of business, the Trust, on behalf of the Funds, enters into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements cannot be known; however, the Funds expect any risk of loss to be remote.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid for long positions and the most recent ask price for short positions. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the fair value for

ROBO Global®

Notes to the Financial Statements
April 30, 2020 (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (Continued)

such securities. Debt obligations with remaining maturities of sixty days or less when acquired will be valued at their market value. If a market value is not available from a pricing vendor or from an independent broker, the security shall be fair valued according to the Trust’s Fair Value Procedures.

Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Board. The Funds’ fair value procedures are implemented through a fair value committee (the “Committee”) designated by the Board of Trustees (the “Board”). Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Funds may fair value their securities if an event that may materially affect the value of the Funds’ securities that traded outside of the United States (a ‘‘Significant Event’’) has occurred between the time of the security’s last close and the time that the Funds calculate their net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include, but are not limited to: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate their net asset value, it may request that a Committee meeting be called. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Funds disclose fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;
•	Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
•	Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Funds to measure fair value during the period ended April 30, 2020 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the period ended April 30, 2020, there have been no significant changes to the Funds’ fair valuation methodologies.

Federal Income Taxes — It is the Funds’ intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for federal income taxes have been made in the financial statements.

The Funds’ policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. As of April 30, 2020, the Funds did not have any

ROBO Global®

Notes to the Financial Statements
April 30, 2020 (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (Continued)

interest or penalties associated with the underpayment of any income taxes. Tax years that are open, remain subject to examination by tax jurisdictions. The Funds have reviewed all major jurisdictions and concluded that there is no impact on the Funds’ net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on its tax returns.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Withholding taxes and reclaims on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Repurchase Agreements — Securities pledged as collateral for repurchase agreements are held by the Funds’ custodian bank until the repurchase date of the repurchase agreement. The Funds may also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker’s custodian bank in a segregated account until the repurchase date of the repurchase agreement. Provisions of the repurchase agreements and the Funds’ policies require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid. The Funds may be subject to foreign taxes related to foreign income received, capital gain on the sale of securities and certain foreign currency transactions (a portion of which may be reclaimable). All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invests.

Dividends and Distributions to Shareholders — Each Fund pays out dividends from its net investment income and distributes its net capital gains, if any, to investors at least annually. All distributions are recorded on ex-dividend date.

Creation Units — The Funds issue and redeem shares at NAV and only in large blocks of shares (each block of shares for the Fund is called a “Creation Unit” or multiples thereof). Purchasers of Creation Units at NAV must pay a standard creation transaction fee of $550 and $1,000 for ROBO Global® Healthcare Technology and Innovation Index ETF and ROBO Global® Robotics and Automation Index ETF, respectively. An authorized participant who holds Creation Units (“Authorized Participants”) and wishes to redeem at NAV would also pay a standard redemption transaction fee of $550 and $1,000 for ROBO Global® Healthcare Technology and Innovation Index ETF and ROBO Global® Robotics and Automation Index ETF, respectively. The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by a Fund in connection with the purchase or redemption of a Creation Unit, which the transaction fee is designed to cover.

Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain financial institutions. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the

ROBO Global®

Notes to the Financial Statements
April 30, 2020 (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (Continued)

National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an Authorized Participant Agreement with the Funds’ distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

The following table discloses the Creation Unit breakdown based on the NAV as of April 30, 2020:

	Creation Unit Shares	Creation Transaction Fee	Value	Redemption Transaction Fee
ROBO Global® Healthcare Technology and Innovation ETF	25,000	$550	$687,250	$550
ROBO Global® Robotics and Automation Index ETF	50,000	$1,000	$1,947,500	$1,000

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to the Distributor, on behalf of a Fund, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the participant agreement. A participant agreement may permit a Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of a Fund acquiring such shares and the value of the collateral.

3. AGREEMENTS

Investment Advisory Agreement

Exchange Traded Concepts, LLC (the “Adviser”), an Oklahoma limited liability company, serves as investment adviser to the Trust, including the Funds, pursuant to an investment advisory agreement with each Fund (each, an “Advisory Agreement”). Under the Advisory Agreement between the adviser and the Trust, on behalf of the ROBO Global® Robotics and Automation Index ETF, the Adviser provides investment advisory services to the Fund primarily in the form of oversight of the Sub-Adviser (as defined below), including daily monitoring of purchases and sales of securities by the Sub-Adviser and regular review of the Sub-Adviser’s performance. Under the Advisory Agreement between the Adviser and the Trust, on behalf of the ROBO Global® Healthcare Technology and Innovation ETF, the Adviser provides investment advisory services to the Fund. The Adviser is responsible for the day-to-day management of the Fund, including, among other things, implementing changes to the Fund’s portfolio in connection with any rebalancing or reconstitution of the Index, trading portfolio securities on behalf of the Fund, and selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Board. The Adviser also arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and provides its officers and employees to serve as officers or Trustees of the Trust.

For the services it provides to the Funds, the Adviser receives a fee, which is calculated daily and paid monthly, at an annual rate based on the average daily net assets of each Fund as follows:

ROBO Global® Healthcare Technology and Innovation ETF	0.80	%(1)
ROBO Global® Robotics and Automation Index ETF	0.95	%(2)

(1) The Adviser has contractually agreed to waive a portion of its management fee in an amount equal to 0.12% of average daily net assets from June 25, 2019 through August 31, 2020.

(2) The Fund pays the Adviser a fee at an annual rate of 0.95% on up to $2 billion in assets, 0.75% on the next $3 billion in assets, and 0.65% on assets greater than $5 billion.

ROBO Global®

Notes to the Financial Statements
April 30, 2020 (Continued)

3. AGREEMENTS (Continued)

Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Funds except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.

The Adviser has entered into a license agreement with ROBO Global®, the Funds’ index provider, pursuant to which the Adviser pays a fee to use each Index. The Adviser is sub-licensing rights to each Index to each Fund at no charge.

Sub-Advisory Agreement

Vident Investment Advisory, LLC (the “Sub-Adviser”), a Delaware limited liability company, serves as the sub-adviser to the ROBO Global® Robotics and Automation Index ETF pursuant to a sub-advisory agreement (“Sub-Advisory Agreement”). Under the Sub-Advisory Agreement, the Sub-Adviser is responsible for trading portfolio securities and other investments on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser or in connection with any rebalancing or reconstitution of the Index, subject to the supervision of the Adviser and the Board. Effective October 1, 2018, under the Sub-Advisory Agreement, the Adviser pays the Sub-Adviser a fee calculated daily and paid monthly, at the annual rates expressed as a percentage of the average daily net assets as follows: 0.04% on the first $500 million; 0.035% on the next $500 million; and 0.03% on assets greater than $1 billion; subject to an annual minimum fee of $20,000. Prior to October 1, 2018, the Adviser paid the Sub-Adviser a fee, calculated daily and paid monthly, at an annual rate of 0.04% on the average daily net assets of the Fund, subject to a $20,000 minimum fee.

Distribution Agreement

SEI Investments Distribution Co. (the “Distributor”) serves as the underwriter and distributor of each Fund’s shares pursuant to an amended and restated Distribution Agreement (the “Distribution Agreement”). Under the Distribution Agreement, the Distributor, as agent, receives orders to purchase shares in Creation Units and transmits such orders to the Funds’ custodian and transfer agent. The Distributor has no obligation to sell any specific quantity of a Funds’ shares. The Distributor bears the following costs and expenses relating to the distribution of shares: (i) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (ii) filing fees; and (iii) all other expenses incurred in connection with the distribution services, that are not reimbursed by the Adviser, as contemplated in the Distribution Agreement. The Distributor does not maintain any secondary market in either Fund’s shares.

The Funds have adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Funds are authorized to pay an amount up to 0.25% of its average daily assets each year for certain distribution-related activities. For the period ended April 30, 2020, no fees were charged by the Distributor under the Plan and the Plan will only be implemented with approval of the Board.

Administrator, Custodian and Transfer Agent

SEI Investments Global Funds Services (the “Administrator”) serves as the Funds’ Administrator pursuant to an Administration Agreement. Bank of New York Mellon (the “Custodian” and “Transfer Agent”) serves as the Funds’ Custodian and Transfer agent pursuant to a Custodian Agreement and Transfer Agency Services Agreement. The Adviser of the Funds pays these fees.

Certain officers and interested trustee of the Trust may also be officers of the Administrator, the Adviser or Distributor. They receive no fees for serving as officers or interested trustee of the Trust.

Securities pledged as collateral for repurchase agreements by Citigroup Global Markets, Credit Suisse, Daiwa Capital Markets, Deutsche Bank, HSBC Securities, Merrill Lynch, Mizuho Securities USA LLC, Nomura Securities, and RBC Dominion Securities are held by BNY and are designated as being held on the Funds’ behalf under a book-entry system. The Funds monitor the adequacy of the collateral on a daily basis and can require the seller

ROBO Global®

Notes to the Financial Statements
April 30, 2020 (Continued)

3. AGREEMENTS (Continued)

to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest. It is the Funds’ policy to only enter into repurchase agreements with banks and other financial institutions which are deemed by the Adviser to be creditworthy. The Funds bear the risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Fund is prevented from exercising its rights to dispose of the underlying securities received as collateral and the risk of a possible decline in the value of the underlying securities during the period. For financial statement purposes, the Funds record the cash collateral from securities lending (included in repurchase agreements, at value or restricted cash) as an asset and the obligation to return securities lending collateral as a liability on the Statements of Assets and Liabilities.

4. INVESTMENT TRANSACTIONS

For the period ended April 30, 2020, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:

	Purchases	Sales and Maturities
ROBO Global® Healthcare Technology and Innovation ETF	$1,209,677	$1,412,594
ROBO Global® Robotics and Automation Index ETF	309,790,384	338,491,791

There were no purchases or sales of long-term U.S. Government securities by the Fund.

For the period ended April 30, 2020, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales	Net Realized Gain
ROBO Global® Healthcare Technology and Innovation ETF*	$14,347,732	$1,519,741	$267,105
ROBO Global® Robotics and Automation Index ETF	37,297,487	344,839,915	39,279,467

* The Fund commenced operation June 24, 2019.

For the year ended April 30, 2019, the ROBO Global® Robotics and Automation Index ETF had $133,276,994 of net realized gains as a result of in-kind transactions.

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature; they are charged or credited to paid-in capital or total distributable earnings as appropriate, in the period that the differences arise.

Accordingly, the following permanent differences primarily attributable to nondeductible expense, net operating losses and redemptions in-kind have been reclassified within the components of net assets for the year ended April 30, 2020:

	Distributable Earnings/(Loss)	Paid-in Capital
ROBO Global® Healthcare Technology and Innovation ETF	$(264,739)	$264,739
ROBO Global® Robotics and Automation Index ETF	$(39,273,760)	$39,273,760

During the year ended April 30, 2020, the ROBO Global® Healthcare Technology and Innovation ETF and ROBO Global® Robotics and Automation Index ETF realized $267,105 and $39,279,467, respectively, of net capital gains resulting from in-kind redemptions in which shareholders exchanged Fund shares for securities held by the Funds’ rather than cash. Because such gains are not taxable to the Funds’, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in-capital.

ROBO Global®

Notes to the Financial Statements
April 30, 2020 (Continued)

5. TAX INFORMATION (Continued)

These reclassifications have no impact on net assets or net asset value per share.

The tax character of dividends and distributions paid during the years ended April 30, 2020 and April 30, 2019 were as follows:

Ordinary Income
ROBO Global® Healthcare Technology and Innovation ETF
2020	$—
ROBO Global® Robotics and Automation Index ETF
2020	$4,728,257
2019	4,596,124

As of April 30, 2020, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

	ROBO Global® Healthcare Technology and Innovation ETF	ROBO Global® Robotics and Automation Index ETF
Undistributed Ordinary Income	$—	$470,569
Post October Losses	(175,324)	—
Capital Loss Carryforwards	—	(170,605,653)
Deferred Late-Year Losses	(6,767)	—
Unrealized Appreciation (Depreciation)	944,074	(51,301,408)
Other Temporary Differences	2	(4)
Total Distributable Earnings (Accumulated Losses)	$761,985	$(221,436,496)

The Funds are permitted to utilize capital losses that are carried forward and will retain their character as either short-term or long-term capital losses. As of April 30, 2020, the Funds have the following capital loss carryforwards to offset capital gains for an unlimited period:

	Non-Expiring Short-Term	Non-Expiring Long-Term	Total Capital Loss Carryforward
ROBO Global® Healthcare Technology and Innovation ETF	$—	$—	$—
ROBO Global® Robotics and Automation Index ETF	67,043,695	103,561,958	170,605,653

For Federal income tax purposes, the cost of securities owned at April 30, 2020, and the net realized gains or losses on securities sold for the period, were different from amounts reported for financial reporting purposes primarily due to wash sales which cannot be used for Federal income tax purposes in the current period and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments and foreign currency transactions held by the Funds at April 30, 2020, were as follows:

	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
ROBO Global® Healthcare Technology and Innovation ETF	$12,803,126	$1,395,181	$(451,107)	$944,074
ROBO Global® Robotics and Automation Index ETF	1,178,052,840	117,921,384	(169,222,792)	(51,301,408)

ROBO Global®

Notes to the Financial Statements
April 30, 2020 (Continued)

6. SECURITIES LENDING

The Funds have entered into a Securities Lending Agreement with the Bank of New York Mellon (the “Lending Agent”) to lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust’s Board. These loans, if and when made, may not exceed 33 1/3% of the total asset value of a Fund (including the loan collateral). The Funds will not lend portfolio securities to the Adviser or its affiliates unless permissible under the 1940 Act and the rules and promulgations thereunder. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities, and the collateral will be maintained in an amount equal to at least 102% of the value of domestic equity securities and American Depositary Receipts and 105% of the value of foreign equity securities (other than ADRs). However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that the Funds may be delayed or restricted from recovering the loaned securities or disposing of the collateral for the loan, which could give rise to loss because at adverse market actions expenses and/or delays in connection with the disposition of the underlying securities. Any gain or loss in the market price of the securities loaned and income from lending activity by a Fund that might occur during the term of the loan would be for the account of the Fund.

Cash collateral received in connection with securities lending is invested in repurchase agreements by the lending agent. The Funds do not have effective control of the non-cash collateral and therefore it is not disclosed in the Funds’ Schedule of Investments.

Securities lending transactions are entered into by the Funds under the Securities Lending Agreement, which permits a Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

The following is a summary of securities lending agreements held by the Funds, with cash collateral of overnight maturities and non-cash collateral, which would be subject to offset as of April 30, 2020:

	Gross Amount of Recognized Assets (Value of Securities on Loan)	Value of Cash Collateral Received(1)	Value of Non-Cash Collateral Received	Net Amount
ROBO Global® Robotics and Automation Index ETF	$132,576,375	$66,753,652	$65,822,723	$—

(1) Collateral received in excess of market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Statement of Assets and Liabilities.

The value of loaned securities and related collateral outstanding at April 30, 2020 are shown in the Schedule of Investments. The value of the collateral held may be temporarily less than that required under the lending contract. As of April 30, 2020, the cash collateral was invested in repurchase agreements and the non-cash collateral consisted of U.S. Treasury Bills, Notes, Bonds and U.S. Treasury Inflation Indexed Bonds with the following maturities:

Remaining Contractual Maturity of the Agreements, as of April 30, 2020

	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total
ROBO Global® Robotics and Automation Index ETF
Repurchase Agreements	$66,753,652	$—	$—	$—	$66,753,652
U.S. Government Securities	–	90,216	863,646	73,152,941	74,106,803
Total	$66,753,652	$90,216	$863,646	$73,152,941	$140,860,455

ROBO Global®

Notes to the Financial Statements
April 30, 2020 (Continued)

7. RISKS OF INVESTING IN THE FUNDS

As with all exchange traded funds (“ETFs”), a shareholder of the Funds is subject to the risk that his or her investment could lose money. The Funds are subject to the principal risks noted below, any of which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in the prospectus under the heading “Principal Risks”.

Under normal circumstances, the each will invest at least 80% of its total assets in securities or in depositary receipts representing securities of its Index.

Concentration Risk: Each Fund may concentrate its investments in a particular industry or group of industries, as described in the Prospectus. The securities of issuers in particular industries may dominate the Index of a Fund and consequently such Fund’s investment portfolio. This may adversely affect a Fund’s performance or subject its shares to greater price volatility than that experienced by less concentrated investment companies.

Currency Exchange Rate Risk: Each Fund may invest a relatively large percentage of its assets in securities denominated in non-U.S. currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of a Fund’s investment and the value of your Fund shares. Because the Fund’s NAV is determined in U.S. dollars, a Fund’s NAV could decline if the currency of the non-U.S. market in which the Fund invests depreciates against the U.S. dollar, even if the value of the Fund’s holdings, measured in the foreign currency, increases. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in a Fund may change quickly and without warning and you may lose money.

Emerging Markets Securities Risk: Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. Investments in debt securities of foreign governments present special risks, including the fact that issuers may be unable or unwilling to repay principal and/or interest when due in accordance with the terms of such debt, or may be unable to make such repayments when due in the currency required under the terms of the debt. Political, economic and social events also may have a greater impact on the price of debt securities issued by foreign governments than on the price of U.S. securities. In addition, brokerage and other transaction costs on foreign securities exchanges are often higher than in the United States and there is generally less government supervision and regulation of exchanges, brokers and issuers in foreign countries.

Foreign Securities Risk: Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Non-U.S. issuers may be subject to inconsistent and potentially less stringent accounting, auditing, financial reporting and investor protection standards than U.S. issuers. Investments in non-U.S. securities may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. With respect to certain countries, there is the possibility of government intervention and expropriation or nationalization of assets. Because legal systems differ, there is also the possibility that it will be difficult to obtain or enforce legal judgments in certain countries. Since foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares. Conversely, shares may trade on days when foreign exchanges are close. Each of these factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

Geographic Investment Risk: To the extent a Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. For example, political and economic 12 conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries and have a negative impact on a Fund’s performance. Currency developments or restrictions, political and social instability, and changing economic conditions have resulted in significant market volatility. As of April 30, 2019, ROBO Global® Robotics and Automation Index ETF invested a significant portion of its assets in securities of Japanese issuers.

ROBO Global®

Notes to the Financial Statements
April 30, 2020 (Continued)

7. RISKS OF INVESTING IN THE FUNDS (Continued)

Index Tracking Risk: Tracking error refers to the risk that the Advisor or Sub-Adviser may not be able to cause a Fund’s performance to match or correlate to that of its Index, either on a daily or aggregate basis. There are a number of factors that may contribute to a Fund’s tracking error, such as Fund expenses, imperfect correlation between a Fund’s investments and those of the Index, rounding of share prices, the timing or magnitude of changes to the composition of its Index, regulatory policies, and high portfolio turnover rate. Each Fund incurs operating expenses not applicable to the Index and incurs costs associated with buying and selling securities, especially when rebalancing a Fund’s securities holdings to reflect changes in the composition of the Index. Tracking error may cause a Fund’s performance to be less than expected.

Healthcare Technology Companies Risk: (ROBO Global® Healthcare Technology and Innovation ETF only) The Fund invests primarily in the equity securities of companies that have a portion of their business and revenue derived from the field of healthcare technology as described below, and the potential to grow within this space through innovation and market adoption of such companies’ products and services (“Healthcare Technology Companies”) and, as such, is particularly sensitive to risks to those types of companies. These risks include, but are not limited to, small or limited markets for such securities, changes in business cycles, world economic growth, technological progress, rapid obsolescence, and government regulation. Healthcare Technology Companies may have limited product lines, markets, financial resources or personnel. Securities of Healthcare Technology Companies, especially smaller, start-up companies, tend to be more volatile than securities of companies that do not rely heavily on technology. Rapid change to technologies that affect a company’s products could have a material adverse effect on such company’s operating results. Healthcare Technology Companies also rely heavily on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by these companies to protect their proprietary rights will be adequate to prevent the misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such companies’ technology. Healthcare Technology Companies typically engage in significant amounts of spending on research and development, and there is no guarantee that the products or services produced by these companies will be successful.

Investing in Japan Risk (ROBO Global® Robotics and Automation Index ETF only): The growth of Japan’s economy has historically lagged that of its Asian neighbors and other major developed economies. The Japanese economy is heavily dependent on international trade and has been adversely affected by trade tariffs, other protectionist measures, competition from emerging economies and the economic conditions of its trading partners. China has become an important trading partner with Japan, yet the countries’ political relationship has become strained. Should political tension increase, it could adversely affect the economy, especially the export sector, and destabilize the region as a whole. Japan also remains heavily dependent on oil imports, and higher commodity prices could therefore have a negative impact on the economy.

Non-Diversification Risk: Each Fund is non-diversified, meaning that, as compared to a diversified fund, it can invest a greater percentage of its assets in securities issued by or representing a small number of issuers. As a result, the performance of these issuers can have a substantial impact on the Fund’s performance.

Robotics and Automation Companies Risk: (ROBO Global® Robotics and Automation Index ETF) The Fund invests primarily in the equity securities of robotics and automation companies and, as such, is particularly sensitive to risks to those types of companies. These risks include, but are not limited to, small or limited markets for such securities, changes in business cycles, world economic growth, technological progress, rapid obsolescence, and government regulation. Robotics and Automation companies, especially smaller, start-up companies, tend to be more volatile than securities of companies that do not rely heavily on technology. Rapid change to technologies that affect a company’s products could have a material adverse effect on such company’s operating results. Robotics and automation companies may rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by these companies to protect their proprietary rights will be adequate to prevent the misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such companies’ technology.

ROBO Global®

Notes to the Financial Statements
April 30, 2020 (Concluded)

8. OTHER

At April 30, 2020, the records of the Trust reflected that 100% of the Funds’ total shares outstanding were held by four Authorized Participants, in the form of Creation Units. However, the individual shares comprising such Creation Units are listed and traded on the Exchange and have been purchased and sold by persons other than Authorized Participants.

9. NEW ACCOUNTING PRONOUCEMENTS

In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820). The new guidance includes additions and modifications to disclosures requirements for fair value measurements. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Management elected to early adopt the removal of certain disclosures and delay the adoption of additional disclosure until the effective date. Neither early adoption to remove certain disclosures nor the delay in adoption of additional disclosures has had nor will have a material impact to the financial statements.

10. SUBSEQUENT EVENTS

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued and have determined that no additional information is required.

The spread of COVID-19 around the world has caused significant volatility in U.S. and international markets. There is significant uncertainty around the breadth and duration of business disruptions related to COVID-19, as well as its impact on the U.S. and international economies. The operational and financial performance of the issuers of securities in which the Funds invest depends on future developments, including the duration and spread of the outbreak, and such developments may in turn impact the value of the Funds’ investments. The ultimate impact of COVID-19 on the financial performance of the Funds’ investments is not reasonably estimable at this time.

ROBO Global®

Report of Independent Registered Public Accounting Firm

To the Shareholders of ROBO Global® Robotics and Automation Index ETF and
ROBO Global® Healthcare Technology and Innovation ETF and
Board of Trustees of Exchange Traded Concepts Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedules of investments, of ROBO Global® Robotics and Automation Index ETF and ROBO Global® Healthcare Technology and Innovation ETF (the “Funds”), each a series of Exchange Traded Concepts Trust, as of April 30, 2020, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, including the related notes, and the financial highlights for each of the five years in the period then ended for ROBO Global® Robotics and Automation Index ETF, and the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period June 24, 2019 (commencement of operations) through April 30, 2020, for ROBO Global® Healthcare Technology and Innovation ETF (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of April 30, 2020, the results of their operations, changes in their net assets, and the financial highlights for the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2020, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies advised by Exchange Traded Concepts, LLC since 2012.

COHEN & COMPANY, LTD.

Chicago, Illinois

June 29, 2020

ROBO Global®

Trustees and Officers of the Trust

(Unaudited)

Certain officers and/or interested trustees of the Fund are also officers of the Distributor, the Advisor or the Administrator.

Set forth below is information about each of the persons currently serving as a Trustee of the Trust. The address of each Trustee of the Trust is c/o Exchange Traded Concepts Trust, 10900 Hefner Pointe Drive, Suite 401, Oklahoma City, Oklahoma 73120. The Fund’s Statement of Additional Information (“SAI”) includes additional information about the Trustees. The SAI may be obtained without charge by calling 833-466-6383.

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex(2) Overseen By Trustee	Other Directorships Held by Trustee During Past 5 Years
Interested Trustee
J. Garrett Stevens (1979)	Trustee and President	Trustee (Since 2009); President (Since 2011)	Investment Adviser/Vice President, T.S. Phillips Investments, Inc. (since 2000); Chief Executive Officer, Exchange Traded Concepts, LLC (since 2009); President, Exchange Traded Concepts Trust (since 2011); President, Exchange Listed Funds Trust (since 2012).	14	Trustee, ETF Series Solutions (2012 to 2014)
Independent Trustees
Timothy J. Jacoby (1952)	Trustee	Since 2014	Senior Partner, Deloitte & Touche LLP, Private Equity/Hedge Fund/Mutual Fund Services Practice (2000 – 2014).	23

Independent Trustee, Exchange Listed Funds Trust (9 portfolios) (since 2014); Audit Committee Chair, Perth Mint Physical Gold ETF (since 2018); Independent Trustee, Edward Jones Money Market Fund (since 2017); Independent Trustee, Source ETF Trust (2014 – 2015).

ROBO Global®

Trustees and Officers of the Trust

(Unaudited) (Continued)

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex(2) Overseen By Trustee	Other Directorships Held by Trustee During Past 5 Years
David M. Mahle (1943)	Trustee	Since 2011	Consultant, Jones Day (2012 – 2015); Of Counsel, Jones Day (2008 – 2011); Partner, Jones Day (1988 – 2008).	23	Independent Trustee, Exchange Listed Funds Trust (9 portfolios) (since 2012); Independent Trustee, Source ETF Trust (2014 – 2015).
Linda Petrone(3) (1962)	Trustee	Since 2019	Founding Partner, Sage Search Advisors (since 2012).	23	Independent Trustee, Exchange Listed Funds Trust (9 portfolios) (since 2019).
Mark Zurack (1957)	Trustee	Since 2011	Professor, Columbia Business School (since 2002).	14	Independent Trustee, AQR Funds (45 portfolios) (since 2014); Independent Trustee, Exchange Listed Funds Trust (2019); Independent Trustee, Source ETF Trust (2014 – 2015).

(1)   Each Trustee shall serve during the continued life of the Trust until he or she dies, resigns, is declared bankrupt or incompetent by a court of competent jurisdiction, or is removed.

(2)   The Fund Complex includes each series of the Trust and of Exchange Listed Funds Trust.

(3)   Linda Petrone was appointed as an Independent Trustee effective October 17, 2019.

ROBO Global®

Trustees and Officers of the Trust

(Unaudited) (Concluded)

Set forth below is information about each of the persons currently serving as officers of the Trust. The address of J. Garrett Stevens, Richard Hogan, and James J. Baker Jr. is c/o Exchange Traded Concepts Trust, 10900 Hefner Pointe Drive, Suite 401, Oklahoma City, Oklahoma 73120, the address of Eric Kleinschmidt is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456, and the address of Joseph Scavetti is Cipperman Compliance Services, 480 E. Swedesford Road, Suite 300, Wayne, PA 19087.

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years
J. Garrett Stevens (1979)	Trustee and President	Trustee (Since 2009), President (Since 2011)

Investment Adviser/Vice President, T.S. Phillips Investments, Inc. (since 2000); Chief Executive Officer, Exchange Traded Concepts, LLC (since 2009); President, Exchange Traded Concepts Trust (since 2011); President, Exchange Listed Funds Trust (since 2012).

Richard Hogan (1961)	Secretary	Since 2011

President, Exchange Traded Concepts, LLC (since 2011); Private Investor (since 2003); Trustee and Secretary, Exchange Listed Funds Trust (since 2012); Board Member, Peconic Land Trust (2012-2016); Managing Member, Yorkville ETF Advisors (2011-2016).

James J. Baker Jr. (1951)	Treasurer	Since 2015	Managing Partner, Exchange Traded Concepts, LLC (since 2011); Managing Partner, Yorkville ETF Advisors (2012-2016); Vice President, Goldman Sachs (2000-2011).
Eric Kleinschmidt (1968)	Assistant Treasurer	Since 2013	Director, Fund Accounting, SEI Investments Global Funds Services (since 2004); Manager, Fund Accounting (1999-2004).
Joseph Scavetti (1968)	Chief Compliance Officer	Since 2018	Compliance Director, Cipperman Compliance Services, LLC (since 2018); Chief Operating Officer, Palladiem, LLC (2011-2018).

(1) Each officer serves at the pleasure of the Board of Trustees.

ROBO Global®

Disclosure of Fund Expenses

(Unaudited)

All ETFs have operating expenses. As a shareholder of a Fund you incur an advisory fee. In addition to the advisory fee, a shareholder may pay brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses), if any. It is important for you to understand the impact of these ongoing costs of your investment returns. Shareholders may incur brokerage commissions on their purchases and sales of a Fund’s shares, which are not reflected in the examples below.

The following examples use the annualized expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (unless otherwise noted below). The table below illustrates the Fund’s cost in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in a Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 11/1/2019	Ending Account Value 4/30/20	Annualized Expense Ratios	Expenses Paid During Period(1)
ROBO Global® Healthcare Technology and Innovation ETF
Actual Fund Return	$1,000.00	$1,140.70	0.68%	$3.62
Hypothetical 5% Return	$1,000.00	$1,021.48	0.68%	$3.42
ROBO Global® Robotics and Automation Index ETF
Actual Fund Return	$1,000.00	$985.20	0.95%	$4.69
Hypothetical 5% Return	$1,000.00	$1,020.14	0.95%	$4.77

* The Fund Commenced operations on June 24, 2019.

(1) Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 182/366 (to reflect the one-half year period shown).

ROBO Global®

Robotics and Automation Index ETF

Notice to Shareholders
(Unaudited)

For shareholders that do not have an April 30, 2020 tax year end, this notice is for informational purposes only. For shareholders with an April 30, 2020 tax year end, please consult your tax advisor as to the pertinence of this notice.

For the fiscal year ended April 30, 2020, the Fund is designating the following items with regard to distributions paid during the year.

	Long Term Capital Gain Distributions	Ordinary Income Distributions	Total Distributions	Qualifying For Corporate Dividend Receivable Deduction(1)	Qualifying Dividend Income(2)	U.S. Government Interest(3)	Interest Related Dividends(4)	Short-Term Capital Gain Dividends(5)	Qualifying Business Income(6)
ROBO Global® Healthcare Technology and Innovation ETF	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
ROBO Global® Robotics and Automation Index ETF*	0.00%	100.00%	100.00%	55.39%	100.00%	0.00%	0.00%	0.00%	0.00%

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions).

(2) The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Relief Reconciliation Act of 2003 and its reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of the aforementioned fund to designate the maximum amount permitted by law.

(3) U.S. Government Interest represents the amount of interest that was derived from U.S. Government obligations and distributed during the fiscal year. Generally, interest from direct U.S. Government obligations is exempt from state income tax.

(4) The percentage in this column represents the amount of “Interest Related Dividends” as created by the American Jobs Creation Act of 2004 and is a percentage of net investment income that is exempt from U.S. withholding tax when paid for foreign investors.

(5) The percentage in this column represents the amount of “Short-Term Capital Gain Dividends” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors.

(6) The percentage in this column represents that amount of ordinary dividend income that qualified for 20% Business Income Deduction.

* The Fund intends to pass through a foreign tax credit to shareholders. For the fiscal year ended April 30, 2020, the total amount of foreign source income is $1,374,645. The total amount of foreign tax paid is $1,240,519. Your allocable share of the foreign tax credit will be reported on Form 1099 DIV.

ROBO Global®

Supplemental Information

(Unaudited)

NAV is the price per share at which a Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of a Fund are listed for trading, as of the time that such Fund’s NAV is calculated. A Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of such Fund’s holdings. The Market Price of a Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Funds’ website at www.roboglobaletfs.com.

10900 Hefner Pointe Drive, Suite 401
Oklahoma City, OK 73120

Investment Adviser:
Exchange Traded Concepts, LLC
10900 Hefner Pointe Drive, Suite 401
Oklahoma City, OK 73120

Sub-Adviser for ROBO Global® Robotics and Automation Index ETF:
Vident Investment Advisory, LLC
300 Colonial Center Parkway
Suite 330
Roswell, Georgia 30076

Distributor:
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Administrator:
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Legal Counsel:
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue NW
Washington, DC 20004

Independent Registered Public Accounting Firm:
Cohen & Company, Ltd.
151 N. Franklin St.
Suite 575
Chicago, IL 60606

This information must be preceded or accompanied by a current prospectus for the Funds.

ROB-AR-001-0700

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer or any person who performs a similar function.

Item 3. Audit Committee Financial Expert.

(a) (1) The Registrant’s Board of Trustees has determined that the Registrant has an audit committee financial expert serving on the audit committee.

(a) (2) The audit committee financial expert Timothy Jacoby is an independent trustee as defined in Form N-CSR Item 3 (a) (2)

Item 4. Principal Accountant Fees and Services.

Fees billed by Cohen & Company, Ltd (Cohen) related to the Registrant.

Cohen billed the Registrant aggregate fees for services rendered to the Registrant for the last two fiscal years as follows:

		2020			2019
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees	$31,500	N/A	N/A	$17,000	N/A	N/A
(b)	Audit-Related Fees	N/A	N/A	N/A	N/A	N/A	N/A
(c)	Tax Fees	$6,500	N/A	N/A	$3,500	N/A	N/A
(d)	All Other Fees	N/A	N/A	N/A	N/A	N/A	N/A

(e)(1) The Trust’s Audit Committee has adopted, and the Board of Trustees has ratified, an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Trust may be pre-approved.

(e)(2)  Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	2020	2020
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f)       Not Applicable.

(g)       The aggregate non-audit fees and services billed by Cohen for the fiscal years 2020 and 2019 were $6,500 and $3,500, respectively.

(h)       During the past fiscal year, Registrant's principal accountant provided certain non-audit services to Registrant's investment adviser or to entities controlling, controlled by, or under common control with Registrant's investment adviser that provide ongoing services to Registrant that were not subject to pre-approval pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. The Audit Committee of Registrant's Board of Trustees reviewed and considered these non-audit services provided by Registrant's principal accountant to Registrant's affiliates, including whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.

Items 5. Audit Committee of Listed Registrants.

The Registrant has a separately-designated standing Audit Committee, which is composed of the Registrant's Independent Trustees, Timothy Jacoby, Linda Petrone, David M. Mahle and Mark Zurack.

Item 6. Investments

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 Act, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Exchange Traded Concepts Trust

By	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: July 8, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: July 8, 2020

By	/s/ James J. Baker, Jr.
James J. Baker, Jr., Treasurer

Date: July 8, 2020